Loss Per Share - Basic and Diluted Loss Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Basic (in dollars per share)	$ (0.45)	$ (0.35)	$ (0.25)
Diluted (in dollars per share)	$ (0.45)	$ (0.35)	$ (0.25)